Summary of Key Assumptions Used in Determining Fair Value of Stock Options Awarded (Detail)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	2.20%
Dividend yield	1.20%
Volatility factor	36.10%
Expected term	8 years 6 months